UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09375
                                   811-09633

Name of Fund:   BlackRock Global Financial Services Fund, Inc.
                Global Financial Services Master LLC

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
     Officer,   BlackRock  Global  Financial  Services  Fund,  Inc.  and  Global
     Financial Services Master LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 - 03/31/2008

Item 1 -   Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES
BLACKROCK SOLUTIONS

-------------------------------------------------------------
   BlackRock Global Financial                                   [BLACKROCK LOGO]
   Services Fund, Inc.

   SEMI-ANNUAL REPORT
   MARCH 31, 2008  |  (UNAUDITED)
-------------------------------------------------------------

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

--------------------------------------------------------------------------------

Table of Contents

--------------------------------------------------------------------------------
                                                                           Page
--------------------------------------------------------------------------------

A Letter to Shareholders ...............................................      3
Semi-Annual Report:
Fund Summary ...........................................................      4
About Fund Performance .................................................      6
Disclosure of Expenses .................................................      6
Fund Financial Statements:
   Statement of Assets and Liabilities .................................      7
   Statement of Operations .............................................      8
   Statements of Changes in Net Assets .................................      9
Fund Financial Highlights ..............................................     10
Fund Notes to Financial Statements .....................................     15
Master Portfolio Information ...........................................     18
Master Financial Statements:
   Schedule of Investments .............................................     19
   Statement of Assets and Liabilities .................................     22
   Statement of Operations .............................................     23
   Statements of Changes in Net Assets .................................     24
Master Financial Highlights ............................................     24
Master Notes to Financial Statements ...................................     25
Officers and Directors .................................................     28
Additional Information .................................................     29
Mutual Fund Family .....................................................     31

--------------------------------------------------------------------------------
2      BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

A Letter to Shareholders

      Dear Shareholder

      Financial markets endured severe bouts of volatility during the reporting period, particularly as the calendar turned to 2008. It was then that fears of an economic recession swelled and credit market strains intensified, producing calamity in the financial system and, ultimately, the demise of major Wall Street firm Bear Stearns.

      The Federal Reserve Board (the "Fed"), after cutting the target federal funds rate 100 basis points (1%) between September 2007 and year-end, stepped up its efforts to support the ailing financial sector in the first three months of 2008. The central bank cut interest rates 125 basis points in January alone, and followed with another 75-basis-point cut on March 18, bringing the target rate to 2.25%. In an unprecedented move, the Fed also extended its financing operations directly to broker/dealers and assisted JPMorgan in its buyout of ill-fated Bear Stearns.

      Against this backdrop, investor anxiety has been acute and equity markets have struggled. The S&P 500 Index of U.S. stocks was down in March, marking the fifth consecutive month of negative returns. International markets outperformed the U.S. for much of 2007, but that trend changed in more recent months as investors grew increasingly reluctant to take on the risks of foreign investing.

      In fixed income markets, an ongoing investor flight to quality continued to drive Treasury yields lower and their prices higher. The yield on 10-year Treasury issues, which touched 5.30% in June 2007 (its highest level in five years), fell to 4.04% by year-end and to 3.45% by March 31. Investors largely shunned bonds associated with the housing and credit markets, and the riskier high yield sector landed in negative territory year-to-date. Meanwhile, the municipal bond market has struggled with concerns around the creditworthiness of monoline bond insurers and the failure of auctions for auction rate securities, driving yields higher and prices lower across the curve. At period-end, municipal bonds were trading at higher yields than their Treasury counterparts, a very unusual occurrence by historical standards.

      Overall, the major benchmark indexes posted mixed results for the current reporting period, generally reflecting heightened investor risk aversion:

      Total Returns as of March 31, 2008                                                    6-month   12-month
      --------------------------------------------------------------------------------------------------------
      U.S. equities (S&P 500 Index)                                                          -12.46%    -5.08%
      --------------------------------------------------------------------------------------------------------
      Small cap U.S. equities (Russell 2000 Index)                                           -14.02    -13.00
      --------------------------------------------------------------------------------------------------------
      International equities (MSCI Europe, Australasia, Far East Index)                      -10.50     -2.70
      --------------------------------------------------------------------------------------------------------
      Fixed income (Lehman Brothers U.S. Aggregate Index)                                    + 5.23     +7.67
      --------------------------------------------------------------------------------------------------------
      Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         + 0.75     +1.90
      --------------------------------------------------------------------------------------------------------
      High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)    - 4.01     -3.47
      --------------------------------------------------------------------------------------------------------

      Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

      As you navigate today's volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

      Sincerely,

      /s/ Rob Kapito
      Rob Kapito
      President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

--------------------------------------------------------------------------------
                                                                               3

--------------------------------------------------------------------------------

Fund Summary                      BlackRock Global Financial Services Fund, Inc.

--------------------------------------------------------------------------------
   Portfolio Management Commentary
--------------------------------------------------------------------------------

      How did the Fund perform?

o The Fund outperformed its benchmark, the MSCI World Financials Index, for the six-month period.

      What factors influenced performance?

o The Fund's cash position, which averaged 4% throughout the period, was the primary contributor to performance relative to the benchmark. The cash allocation proved advantageous during a time when world equity markets were highly volatile and posted negative returns. The financial sector was particularly hard hit amid continued fallout from the U.S. credit crisis.

o Stock selection in commercial banks and diversified financial services also aided relative results. Individual contributors included Standard Chartered Plc, Visa, Inc., JPMorgan Chase & Co., Infrastructure Development Finance Co. Ltd. and Banco Santander SA.

o From a country standpoint, stock selection in the United Kingdom and the United States, in addition to an overweight in Thailand and our avoidance of Australia, contributed positively.

o Conversely, stock selection in the real estate management & development and insurance subsectors, along with an underweight in real estate investment trusts (REITs), hindered relative performance. Individual detractors included Fannie Mae, American International Group, Inc., Sumitomo Real Estate Sales, Guangzhou R&F Properties Co. Ltd. and options on The Bear Stearns Cos., Inc.

o An overweight in China, as well as stock selection in Italy, Hong Kong and Japan, also hampered Fund results.

      Describe recent portfolio activity.

o We increased the Fund's exposure to Europe and Japan, while reducing its weighting in North America.

o We added positions in HDFC Bank Ltd., Millea Holdings, Inc., Ping An Insurance Group Co. of China Ltd., ProLogis, Samsung Fire & Marine Insurance Co. Ltd., Siam Commercial Bank PCL and Visa, and increased holdings in Banco Santander, BNP Paribas SA, JPMorgan, The Travelers Cos. Inc., KBC Bancassurance Holding and Standard Chartered Plc.

o Meanwhile, our options on Bear Stearns expired, and we exited positions in Erste Bank, Fortis, UBS AG, Barclays Plc, Hopson Development Holdings Ltd. and China Citic Bank. We also reduced exposure to Citigroup, Inc., Wachovia Corp., Korean Reinsurance Co. and Meritz Fire & Marine Insurance Co. Ltd.

      Describe Fund positioning at period-end.

o Compared to the benchmark, the Fund ended the period overweight in the United States, China/Hong Kong, South Korea, Indonesia and India, and underweight in Canada, Australia, the United Kingdom, Japan and Switzerland.

o From a subsector standpoint, the Fund ended the period overweight in insurance and IT services, and underweight in REITs, commercial banks and real estate management & development.

o The U.S.economy is slowing and the possibility of a recession has been increasing. This may be the harbinger of below-trend economic growth. We continue to be vigilant in monitoring developments in the credit markets, and believe we have positioned the Fund appropriately versus these risks. The Fund continues to have a heavy concentration in emerging markets stocks, especially in South Korea. We continue to believe the larger-cap financial names are undervalued and more attractive than the small- to mid-cap names. In general, we continue our efforts to diversify the portfolio geographically.

--------------------------------------------------------------------------------
   Expense Example
--------------------------------------------------------------------------------

                                           Actual                                              Hypothetical**
                   -----------------------------------------------------   -----------------------------------------------------
                      Beginning          Ending                               Beginning         Ending
                   Account Value     Account Value      Expenses Paid       Account Value    Account Value      Expenses Paid
                   October 1, 2007   March 31, 2008   During the Period*   October 1, 2007   March 31, 2008   During the Period*
--------------------------------------------------------------------------------------------------------------------------------
Institutional ..       $1,000            $822.30            $ 6.17             $1,000          $1,018.53            $ 6.84
Investor A .....       $1,000            $821.60            $ 7.09             $1,000          $1,017.52            $ 7.85
Investor B .....       $1,000            $817.60            $11.12             $1,000          $1,013.07            $12.31
Investor C .....       $1,000            $817.80            $10.70             $1,000          $1,013.52            $11.86
Class R ........       $1,000            $819.50            $ 9.33             $1,000          $1,015.04            $10.34
--------------------------------------------------------------------------------------------------------------------------------

 * For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.34% for Institutional, 1.54% for Investor A, 2.42% for Investor B, 2.33% for Investor C and 2.03% for Class R), multiplied by the average account value over the period, multiplied by 185/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master portfolio in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.

--------------------------------------------------------------------------------
4      BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Total Return Based on a $10,000 Investment
--------------------------------------------------------------------------------

A line graph depicting the growth of an investment in the Fund's Institutional and Investor A Shares compared to growth of an investment in the MSCI World Index and the MSCI World Financials Index. Values are from November 26, 1999 to March 2008:

                                                                      MSCI World
                            Institutional   Investor A   MSCI World   Financials
                                 Shares*+     Shares*+      Index++     Index+++
11/26/99**                        $10,000      $ 9,475      $10,000      $10,000
3/00                              $10,250      $ 9,702      $10,705      $10,002
3/01                              $11,498      $10,859      $ 8,018      $ 9,794
3/02                              $12,678      $11,948      $ 7,678      $ 9,371
3/03                              $ 9,787      $ 9,202      $ 5,820      $ 7,175
3/04                              $17,882      $16,764      $ 8,373      $11,221
3/05                              $20,250      $18,930      $ 9,257      $12,137
3/06                              $27,865      $25,983      $10,926      $15,126
3/07                              $27,933      $25,982      $12,612      $17,404
3/08                              $23,502      $21,820      $12,202      $14,057

  * Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.

 **   Commencement of operations.

  + The Fund invests primarily in a portfolio of common stocks of financial services companies that Fund management believes have the potential to increase in value.

 ++ This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United States.

+++ This Index is comprised of the constituents of the MSCI World Index that are classified into the financial sector. This sector contains companies involved in activities such as banking, mortgage finance, consumer finance, specialized finance, investment banking and brokerage, asset management and custody, corporate lending, insurance, financial investment and real estate including REITs. The starting date for the Index in the graph is 11/30/99.

--------------------------------------------------------------------------------
   Performance Summary for the Period Ended March 31, 2008
--------------------------------------------------------------------------------

                                                                  Average Annual Total Returns*
                                                 ---------------------------------------------------------------
                                                         1 Year               5 Years         Since Inception**
                                                 -------------------   -------------------   -------------------
                                    6-Month      w/o sales   w/sales   w/o sales   w/sales   w/o sales   w/sales
                                 Total Returns    charge      charge     charge    charge      charge     charge
----------------------------------------------------------------------------------------------------------------
Institutional ................      -17.77%       -15.87%         --    +19.15%         --    +10.78%        --
Investor A ...................      -17.84        -16.02      -20.43%   +18.85      +17.57%   +10.51      +9.80%
Investor B ...................      -18.24        -16.76      -19.75    +17.94      +17.73    + 9.71      +9.71
Investor C ...................      -18.22        -16.73      -17.38    +17.93      +17.93    + 9.65      +9.65
Class R ......................      -18.05        -16.41          --    +18.55          --    +10.28         --
MSCI World Index .............      -11.26        - 3.25          --    +15.96          --    + 2.41         --
MSCI World Financials Index ..      -19.42        -19.23          --    +14.40          --    + 4.17+        --
----------------------------------------------------------------------------------------------------------------

 * Assuming maximum sales charges. See "About Fund Performance" on page 6 for a detailed description of share classes, including any related sales charges and fees.

**    The Fund commenced operations on 11/26/99.

 +    Since inception total return is from 11/30/99.

      Past performance is not indicative of future results.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008         5

--------------------------------------------------------------------------------

About Fund Performance            BlackRock Global Financial Services Fund, Inc.

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

o Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

o Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to inception, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Share fees.

      Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

--------------------------------------------------------------------------------

Disclosure of Expenses

      Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on October 1, 2007 and held through March 31, 2008) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

      The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

      The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

      The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical information is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

--------------------------------------------------------------------------------
6      BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

Statement of Assets and Liabilities

                                  BlackRock Global Financial Services Fund, Inc.

March 31, 2008 (Unaudited)

---------------------------------------------------------------------------------------------------------------------------
   Assets
---------------------------------------------------------------------------------------------------------------------------
Investments at value -- Global Financial Services Portfolio (the "Portfolio"), (cost -- $128,307,719) .....   $ 125,759,528
Prepaid expenses and other assets .........................................................................          58,518
                                                                                                              -------------
Total assets ..............................................................................................     125,818,046
                                                                                                              -------------

===========================================================================================================================
   Liabilities
---------------------------------------------------------------------------------------------------------------------------
Distribution fees payable .................................................................................          53,353
Administration fees payable ...............................................................................          35,314
Other affiliates payable ..................................................................................          28,627
Other accrued expenses payable ............................................................................          12,069
                                                                                                              -------------
Total liabilities .........................................................................................         129,363
                                                                                                              -------------

===========================================================================================================================
   Net Assets
---------------------------------------------------------------------------------------------------------------------------
Net Assets ................................................................................................   $ 125,688,683
                                                                                                              =============

===========================================================================================================================
   Net Assets Consist of
---------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized ......................   $     154,377
Investor A Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized .........................         479,100
Investor B Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized .........................          87,260
Investor C Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized .........................         390,128
Class R Shares of Common Stock, $0.10 par value, 100,000,000 shares authorized ............................          71,232
Paid-in capital in excess of par ..........................................................................     130,961,592
Undistributed net investment income .......................................................................         408,098
Undistributed net realized capital loss allocated from the Portfolio ......................................      (4,314,913)
Net unrealized depreciation allocated from the Portfolio ..................................................      (2,548,191)
                                                                                                              -------------
Net Assets ................................................................................................   $ 125,688,683
                                                                                                              =============

===========================================================================================================================
   Net Asset Value
---------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $16,750,747 and 1,543,768 shares outstanding ......................   $       10.85
                                                                                                              =============
Investor A -- Based on net assets of $51,482,896 and 4,791,002 shares outstanding .........................   $       10.75
                                                                                                              =============
Investor B -- Based on net assets of $9,299,959 and 872,601 shares outstanding ............................   $       10.66
                                                                                                              =============
Investor C -- Based on net assets of $40,692,033 and 3,901,278 shares outstanding .........................   $       10.43
                                                                                                              =============
Class R -- Based on net assets of $7,463,048 and 712,315 shares outstanding ...............................   $       10.48
                                                                                                              =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008         7

--------------------------------------------------------------------------------

Statement of Operations           BlackRock Global Financial Services Fund, Inc.

Six Months Ended March 31, 2008 (Unaudited)

-----------------------------------------------------------------------------------------
   Investment Income
-----------------------------------------------------------------------------------------
Investment income allocated from the Portfolio:
   Dividends ...........................................................    $   1,229,271
   Interest from affiliates ............................................          165,282
   Securities lending ..................................................            3,561
   Expenses ............................................................         (347,613)
                                                                            -------------
Total income ...........................................................        1,050,501
                                                                            -------------

=========================================================================================
   Expenses
-----------------------------------------------------------------------------------------
Administration .........................................................          183,817
Service -- Investor A ..................................................           48,613
Service and distribution -- Investor B .................................           68,698
Service and distribution -- Investor C .................................          134,369
Service and distribution -- Class R ....................................           20,501
Transfer agent -- Institutional ........................................           12,256
Transfer agent -- Investor A ...........................................           23,129
Transfer agent -- Investor B ...........................................           15,160
Transfer agent -- Investor C ...........................................           24,506
Transfer agent -- Class R ..............................................           14,121
Registration ...........................................................           33,191
Printing ...............................................................           32,819
Professional fees ......................................................           15,754
Miscellaneous ..........................................................            9,226
                                                                            -------------
Total expenses .........................................................          636,160
                                                                            -------------
Net investment income ..................................................          414,341
                                                                            -------------

=========================================================================================
   Realized and Unrealized Gain (Loss) Allocated from the Portfolio
-----------------------------------------------------------------------------------------
Realized loss from:
   Investments .........................................................       (3,945,256)
   Foreign currency ....................................................          (14,273)
                                                                            -------------
                                                                               (3,959,529)
                                                                            -------------
Net change in unrealized appreciation/depreciation on:
   Investments .........................................................      (16,412,241)
   Foreign currency ....................................................            2,969
                                                                            -------------
                                                                              (16,409,272)
                                                                            -------------
Total realized and unrealized loss .....................................      (20,368,801)
                                                                            -------------
Net Decrease in Net Assets Resulting from Operations ...................    $ (19,954,460)
                                                                            =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
8      BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                  BlackRock Global Financial Services Fund, Inc.

                                                                                            Six Months
                                                                                              Ended
                                                                                             March 31,     Year Ended
                                                                                               2008       September 30,
Increase (Decrease) in Net Assets:                                                         (Unaudited)         2007
------------------------------------------------------------------------------------------------------------------------
   Operations
------------------------------------------------------------------------------------------------------------------------
Net investment income .................................................................   $     414,341   $     538,684
Net realized gain (loss) ..............................................................      (3,959,529)     22,294,403
Net change in unrealized appreciation/depreciation ....................................     (16,409,272)    (12,906,995)
                                                                                          ------------------------------
Net increase (decrease) in net assets resulting from operations .......................     (19,954,460)      9,926,092
                                                                                          ------------------------------

========================================================================================================================
   Dividends and Distributions to Shareholders from
------------------------------------------------------------------------------------------------------------------------
Net investment income:
   Institutional ......................................................................        (113,030)       (457,900)
   Investor A .........................................................................        (275,651)       (573,005)
   Investor B .........................................................................              --        (464,138)
   Investor C .........................................................................         (11,974)       (403,911)
   Class R ............................................................................         (30,173)       (151,046)
Net realized gain:
   Institutional ......................................................................      (3,048,636)       (494,767)
   Investor A .........................................................................      (8,162,775)       (682,147)
   Investor B .........................................................................      (2,299,693)       (836,184)
   Investor C .........................................................................      (4,787,102)       (683,251)
   Class R ............................................................................      (1,753,401)       (189,041)
                                                                                          ------------------------------
Decrease in net assets resulting from dividends and distributions to shareholders .....     (20,482,435)     (4,935,390)
                                                                                          ------------------------------

========================================================================================================================
   Capital Share Transactions
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from capital share transactions .........      70,962,512      (6,392,855)
                                                                                          ------------------------------

========================================================================================================================
   Redemption Fees
------------------------------------------------------------------------------------------------------------------------
Redemption fees .......................................................................          14,512           3,592
                                                                                          ------------------------------

========================================================================================================================
   Net Assets
------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ...............................................      30,540,129      (1,398,561)
Beginning of period ...................................................................      95,148,554      96,547,115
                                                                                          ------------------------------
End of period .........................................................................   $ 125,688,683   $  95,148,554
                                                                                          ==============================
End of period undistributed net investment income .....................................   $     408,098   $     424,585
                                                                                          ==============================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008         9

--------------------------------------------------------------------------------

Financial Highlights              BlackRock Global Financial Services Fund, Inc.

                                                                                      Institutional
                                                        -------------------------------------------------------------------------
                                                         Six Months
                                                           Ended
                                                         March 31,                       Year Ended September 30,
                                                           2008          --------------------------------------------------------
                                                        (Unaudited)        2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................  $     16.75      $  15.93    $  15.53    $  14.12    $  12.76    $   9.45
                                                        --------------------------------------------------------------------------
Net investment income(1) .............................         0.08          0.19        0.50        0.44        0.20        0.09
Net realized and unrealized gain (loss) ..............        (2.73)(2)      1.59(2)     1.89(2)     3.17(2)     2.78(2)     3.53
                                                        --------------------------------------------------------------------------
Net increase (decrease) from investment operations ...        (2.65)         1.78        2.39        3.61        2.98        3.62
                                                        --------------------------------------------------------------------------
Dividends and distributions from:
   Net investment income .............................        (0.12)        (0.46)      (0.38)      (0.18)         --          --
   Net realized gain .................................        (3.13)        (0.50)      (1.61)      (2.02)      (1.62)      (0.31)
                                                        --------------------------------------------------------------------------
Total dividends and distributions ....................        (3.25)        (0.96)      (1.99)      (2.20)      (1.62)      (0.31)
                                                        --------------------------------------------------------------------------
Net asset value, end of period .......................  $     10.85      $  16.75    $  15.93    $  15.53    $  14.12    $  12.76
                                                        ==========================================================================

==================================================================================================================================
   Total Investment Return(3)
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................       (17.77%)(4)    11.20%      15.48%      27.37%      25.09%      39.10%
                                                        ==========================================================================

==================================================================================================================================
   Ratios to Average Net Assets(5)
----------------------------------------------------------------------------------------------------------------------------------
Total expenses .......................................         1.34%(6)      1.42%       1.27%       1.32%       1.53%       1.60%
                                                        ==========================================================================
Net investment income ................................         1.23%(6)      1.18%       3.05%       2.93%       1.46%       0.81%
                                                        ==========================================================================

==================================================================================================================================
   Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................  $    16,751      $ 16,249    $ 17,843    $ 49,612    $ 11,034    $ 11,325
                                                        ==========================================================================
Portfolio turnover of the Portfolio ..................           11%           55%         79%         80%        115%        206%
                                                        ==========================================================================

(1)   Based on average shares outstanding.

(2)   Includes redemption fees, which are less than $0.01 per share.

(3)   Total investment returns exclude the effects of any sales charges.

(4)   Aggregate total investment return.

(5) Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.

(6)   Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
10     BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

Financial Highlights (continued)  BlackRock Global Financial Services Fund, Inc.

                                                                                        Investor A
                                                        -------------------------------------------------------------------------
                                                         Six Months
                                                           Ended
                                                         March 31,                       Year Ended September 30,
                                                           2008          --------------------------------------------------------
                                                        (Unaudited)        2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................  $     16.63      $  15.82    $  15.45    $  14.06    $  12.71    $   9.43
                                                        --------------------------------------------------------------------------
Net investment income(1) .............................         0.07          0.15        0.44        0.27        0.17        0.06
Net realized and unrealized gain (loss) ..............        (2.71)(2)      1.58(2)     1.90(2)     3.29(2)     2.76(2)     3.53
                                                        --------------------------------------------------------------------------
Net increase (decrease) from investment operations ...        (2.64)         1.73        2.34        3.56        2.93        3.59
                                                        --------------------------------------------------------------------------
Dividends and distributions from:
   Net investment income .............................        (0.11)        (0.42)      (0.36)      (0.15)         --          --
   Net realized gain .................................        (3.13)        (0.50)      (1.61)      (2.02)      (1.58)      (0.31)
                                                        --------------------------------------------------------------------------
Total dividends and distributions ....................        (3.24)        (0.92)      (1.97)      (2.17)      (1.58)      (0.31)
                                                        --------------------------------------------------------------------------
Net asset value, end of period .......................  $     10.75      $  16.63    $  15.82    $  15.45    $  14.06    $  12.71
                                                        ==========================================================================

==================================================================================================================================
   Total Investment Return(3)
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................       (17.84%)(4)    10.93%      15.17%      27.08%      24.75%      38.83%
                                                        ==========================================================================

==================================================================================================================================
   Ratios to Average Net Assets(5)
----------------------------------------------------------------------------------------------------------------------------------
Total expenses .......................................         1.54%(6)      1.67%       1.54%       1.62%       1.78%       1.86%
                                                        ==========================================================================
Net investment income ................................         1.18%(6)      0.94%       2.66%       1.87%       1.21%       0.59%
                                                        ==========================================================================

==================================================================================================================================
   Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................  $    51,483      $ 26,777    $ 24,078    $ 10,040    $  8,684    $  7,800
                                                        ==========================================================================
Portfolio turnover of the Portfolio ..................           11%           55%         79%         80%        115%        206%
                                                        ==========================================================================

(1)   Based on average shares outstanding.

(2)   Includes redemption fees, which are less than $0.01 per share.

(3)   Total investment returns exclude the effects of sales charges.

(4)   Aggregate total investment return.

(5) Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.

(6)   Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008        11

--------------------------------------------------------------------------------

Financial Highlights (continued)  BlackRock Global Financial Services Fund, Inc.

                                                                                        Investor B
                                                        -------------------------------------------------------------------------
                                                         Six Months
                                                           Ended
                                                         March 31,                       Year Ended September 30,
                                                           2008          --------------------------------------------------------
                                                        (Unaudited)        2007        2006        2005        2004        2003
----------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .................  $     16.32      $  15.52    $  15.18    $  13.86    $  12.51    $   9.36
                                                        --------------------------------------------------------------------------
Net investment income (loss)(1) ......................        (0.01)         0.03        0.33        0.16        0.06       (0.03)
Net realized and unrealized gain (loss) ..............        (2.66)(2)      1.55(2)     1.84(2)     3.23(2)     2.74(2)     3.49
                                                        --------------------------------------------------------------------------
Net increase (decrease) from investment operations ...        (2.67)         1.58        2.17        3.39        2.80        3.46
                                                        --------------------------------------------------------------------------
Dividends and distributions from:
   Net investment income .............................           --         (0.28)      (0.22)      (0.05)         --          --
   Net realized gain .................................        (2.99)        (0.50)      (1.61)      (2.02)      (1.45)      (0.31)
                                                        --------------------------------------------------------------------------
Total dividends and distributions ....................        (2.99)        (0.78)      (1.83)      (2.07)      (1.45)      (0.31)
                                                        --------------------------------------------------------------------------
Net asset value, end of period .......................  $     10.66      $  16.32    $  15.52    $  15.18    $  13.86    $  12.51
                                                        ==========================================================================

==================================================================================================================================
   Total Investment Return(3)
----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value .............................       (18.24%)(4)    10.13%      14.23%      26.08%      23.89%      37.71%
                                                        ==========================================================================

==================================================================================================================================
   Ratios to Average Net Assets(5)
----------------------------------------------------------------------------------------------------------------------------------
Total expenses .......................................         2.42%(6)      2.42%       2.30%       2.39%       2.55%       2.64%
                                                        ==========================================================================
Net investment income (loss) .........................        (0.13%)(6)     0.18%       2.08%       1.09%       0.46%      (0.24%)
                                                        ==========================================================================

==================================================================================================================================
   Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................  $     9,300      $ 22,592    $ 27,397    $ 31,126    $ 33,733    $ 37,202
                                                        ==========================================================================
Portfolio turnover of the Portfolio ..................           11%           55%         79%         80%        115%        206%
                                                        ==========================================================================

(1)   Based on average shares outstanding.

(2)   Includes redemption fees, which are less than $0.01 per share.

(3)   Total investment returns exclude the effects of sales charges.

(4)   Aggregate total investment return.

(5) Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.

(6)   Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
12     BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------
Financial Highlights (continued)  BlackRock Global Financial Services Fund, Inc.

                                                                                              Investor C
                                                            ------------------------------------------------------------------------
                                                             Six Months
                                                               Ended
                                                             March 31,                       Year Ended September 30,
                                                                2008        --------------------------------------------------------
                                                            (Unaudited)        2007        2006        2005        2004      2003
------------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...................   $     16.20     $   15.44   $   15.10   $   13.82   $   12.51   $  9.36
                                                           -------------------------------------------------------------------------
Net investment income (loss)(1) ........................          0.03          0.02        0.30        0.16        0.07     (0.02)
Net realized and unrealized gain (loss) ................         (2.66)(2)      1.53(2)     1.87(2)     3.21(2)     2.72(2)   3.48
                                                           -------------------------------------------------------------------------
Net increase (decrease) from investment operations .....         (2.63)         1.55        2.17        3.37        2.79      3.46
                                                           -------------------------------------------------------------------------
Dividends and distributions from:
   Net investment income ...............................         (0.01)        (0.29)      (0.22)      (0.07)         --        --
   Net realized gain ...................................         (3.13)        (0.50)      (1.61)      (2.02)      (1.48)    (0.31)
                                                           -------------------------------------------------------------------------
Total dividends and distributions ......................         (3.14)        (0.79)      (1.83)      (2.09)      (1.48)    (0.31)
                                                           -------------------------------------------------------------------------
Net asset value, end of period .........................   $     10.43     $   16.20   $   15.44   $   15.10   $   13.82   $ 12.51
                                                           =========================================================================

====================================================================================================================================
   Total Investment Return(3)
------------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...............................        (18.22%)(4)    10.04%      14.35%      26.02%      23.83%    37.71%
                                                           =========================================================================

====================================================================================================================================
   Ratios to Average Net Assets(5)
------------------------------------------------------------------------------------------------------------------------------------
Total expenses .........................................          2.33%(6)      2.47%       2.31%       2.40%       2.56%     2.64%
                                                           =========================================================================
Net investment income (loss) ...........................          0.52%(6)      0.13%       1.91%       1.10%       0.48%    (0.22%)
                                                           =========================================================================

====================================================================================================================================
   Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ........................   $    40,692     $  20,535   $  21,915   $  15,087   $  16,714   $13,762
                                                           =========================================================================
Portfolio turnover of the Portfolio ....................            11%           55%         79%         80%        115%      206%
                                                           =========================================================================

(1)   Based on average shares outstanding.

(2)   Includes redemption fees, which are less than $0.01 per share.

(3)   Total investment returns exclude the effects of sales charges.

(4)   Aggregate total investment return.

(5) Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.

(6)   Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008        13

--------------------------------------------------------------------------------
Financial Highlights (concluded)  BlackRock Global Financial Services Fund, Inc.

                                                                                         Class R
                                                      -----------------------------------------------------------------------------
                                                      Six Months
                                                        Ended                                                            Period
                                                       March 31,                Year Ended September 30,              Jan. 3,2003(1)
                                                         2008          ---------------------------------------------- to Sept. 30,
                                                      (Unaudited)        2007        2006        2005        2004         2003
-----------------------------------------------------------------------------------------------------------------------------------
   Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...............  $     16.28      $  15.54   $   15.21   $   13.91   $   12.62   $   10.16
                                                      -----------------------------------------------------------------------------
Net investment income(2) ...........................         0.03          0.10        0.36        0.29        0.14        0.04
Net realized and unrealized gain (loss) ............        (2.65)(3)      1.54(3)     1.90(3)     3.18(3)     2.74(3)     2.42
                                                      -----------------------------------------------------------------------------
Net increase (decrease) from investment operations .        (2.62)         1.64        2.26        3.47        2.88        2.46
                                                      -----------------------------------------------------------------------------
Dividends and distributions from:
   Net investment income ...........................        (0.05)        (0.40)      (0.32)      (0.15)         --          --
   Net realized gain ...............................        (3.13)        (0.50)      (1.61)      (2.02)      (1.59)         --
                                                      -----------------------------------------------------------------------------
Total dividends and distributions ..................        (3.18)        (0.90)      (1.93)      (2.17)      (1.59)         --
                                                      -----------------------------------------------------------------------------
Net asset value, end of period .....................  $     10.48      $  16.28   $   15.54   $   15.21   $   13.91   $   12.62
                                                      =============================================================================

===================================================================================================================================
   Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value ...........................       (18.05%)(4)    10.53%      14.90%      26.74%      24.51%      24.21%(4)
                                                      =============================================================================

===================================================================================================================================
   Ratios to Average Net Assets(5)
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses .....................................         2.03%(6)      2.02%       1.80%       1.83%       2.11%       2.17%(6)
                                                      =============================================================================
Net investment income ..............................         0.42%(6)      0.61%       2.22%       2.02%       0.99%       0.45%(6)
                                                      =============================================================================

===================================================================================================================================
   Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ....................  $     7,463     $   8,996   $   5,314   $   2,040   $     555   $      49
                                                      =============================================================================
Portfolio turnover of the Portfolio ................           11%           55%         79%         80%        115%        206%
                                                      =============================================================================

(1)   Commencement of operations.

(2)   Based on average shares outstanding.

(3)   Includes redemption fees, which are less than $0.01 per share.

(4)   Aggregate total investment return.

(5) Includes the Fund's share of the Portfolio's allocated expenses and/or net investment income.

(6)   Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14     BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

                                  BlackRock Global Financial Services Fund, Inc.

1. Significant Accounting Policies:

BlackRock Global Financial Services Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Global Financial Services Portfolio (the "Portfolio") of Global Financial Services Master LLC, which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Portfolio owned by the Fund at March 31, 2008 was 100%. The Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B and Investor C Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the
Fund:

Valuation of Investments: The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

Investment Transactions and Net Investment Income: The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions to Shareholders: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective March 31, 2008, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48,"Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The administrator has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 did not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended Septem-ber 30, 2004 through September 30, 2006. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted at the beginning of a fiscal year that begins on or before November 15, 2007 provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008        15

--------------------------------------------------------------------------------

                                  BlackRock Global Financial Services Fund, Inc.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The administrator is currently evaluating the implications of FAS 161 and the impact on the Fund's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays a monthly fee at an annual rate of 0.35% of the Fund's average daily net assets. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                                    Distribution
                                                      Service Fee       Fee
--------------------------------------------------------------------------------
Investor A ........................................      0.25%           --
Investor B ........................................      0.25%         0.75%
Investor C ........................................      0.25%         0.75%
Class R ...........................................      0.25%         0.25%
--------------------------------------------------------------------------------

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and each Distributor provide shareholder servicing and distribution services to the Fund. The ongoing service fee compensates each Distributor and each broker-dealer for providing shareholder servicing to Investor A, Investor B, Investor C and Class R shareholders. The ongoing distribution fee compensates each Distributor and each broker-dealer for providing distribution-related services to Investor B, Investor C and Class R shareholders.

For the six months ended March 31, 2008, FAMD and BDI earned underwriting discounts and direct commissions and MLPF&S and BDI earned dealer concessions on sales of the Fund's Investor A Shares which totaled $79,400.

For the six months ended March 31, 2008, affiliates received contingent deferred sales charges of $6,018 and $7,722 relating to transactions in Investor B and Investor C Shares, respectively.

Furthermore, affiliates received contingent deferred sales charges of $126 relating to transactions subject to front-end sales charge waivers in Investor A.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. During the six months ended March 31, 2008, the following amounts have been accrued by the Fund to reimburse the Administrator for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statement of Operations.

--------------------------------------------------------------------------------
                                                                     Call Center
                                                                        Fees
--------------------------------------------------------------------------------
Institutional ....................................................      $ 96
Investor A .......................................................      $864
Investor B .......................................................      $360
Investor C .......................................................      $420
Class R ..........................................................      $ 57
--------------------------------------------------------------------------------

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

--------------------------------------------------------------------------------
16     BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)

                                  BlackRock Global Financial Services Fund, Inc.

3. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Institutional Shares Six Months
Ended March 31, 2008                                   Shares         Amount
--------------------------------------------------------------------------------
Shares sold .....................................       596,252   $   7,345,145
Shares issued to shareholders in reinvestment of
   dividends and distributions ..................       234,928       2,833,141
                                                    ----------------------------
Total issued ....................................       831,180      10,178,286
Shares redeemed .................................      (257,209)     (3,437,377)
                                                    ----------------------------
Net increase ....................................       573,971   $   6,740,909
                                                    ============================

--------------------------------------------------------------------------------
Institutional Shares Year Ended
September 30, 2007                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold .....................................       283,669   $   4,712,330
Shares issued to shareholders in reinvestment of
   dividends and distributions ..................        50,016         828,755
                                                    ----------------------------
Total issued ....................................       333,685       5,541,085
Shares redeemed .................................      (483,819)     (8,031,720)
                                                    ----------------------------
Net decrease ....................................      (150,134)  $  (2,490,635)
                                                    ============================

--------------------------------------------------------------------------------
Investor A Shares Six Months
Ended March 31, 2008                                   Shares         Amount
--------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ..     3,463,114   $  44,387,630
Shares issued to shareholders in reinvestment of
   dividends and distributions ..................       635,581       7,594,996
                                                    ----------------------------
Total issued ....................................     4,098,695      51,982,626
Shares redeemed .................................      (917,531)    (11,413,287)
                                                    ----------------------------
Net increase ....................................     3,181,164   $  40,569,339
                                                    ============================

--------------------------------------------------------------------------------
Investor A Shares Year Ended
September 30, 2007                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold and automatic conversion of shares ..       811,607   $  13,332,012
Shares issued to shareholders in reinvestment of
   dividends and distributions ..................        70,448       1,161,692
                                                    ----------------------------
Total issued ....................................       882,055      14,493,704
Shares redeemed .................................      (794,059)    (13,109,942)
                                                    ----------------------------
Net increase ....................................        87,996   $   1,383,762
                                                    ============================

--------------------------------------------------------------------------------
Investor B Shares Six Months
Ended March 31, 2008                                   Shares         Amount
--------------------------------------------------------------------------------
Shares sold .....................................       210,995   $   2,753,125
Shares issued to shareholders in reinvestment
   of distributions .............................       169,298       2,011,212
                                                    ----------------------------
Total issued ....................................       380,293       4,764,337
Shares redeemed and automatic conversion
   of shares ....................................      (891,888)    (12,906,860)
                                                    ----------------------------
Net decrease ....................................      (511,595)  $  (8,142,523)
                                                    ============================

--------------------------------------------------------------------------------
Investor B Shares Year Ended
September 30, 2007                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold .....................................       149,244   $   2,420,721
Shares issued to shareholders in reinvestment of
   dividends and distributions ..................        68,311       1,111,411
                                                    ----------------------------
Total issued ....................................       217,555       3,532,132
Shares redeemed and automatic conversion
   of shares ....................................      (598,252)     (9,714,361)
                                                    ----------------------------
Net decrease ....................................      (380,697)  $  (6,182,229)
                                                    ============================

--------------------------------------------------------------------------------
Investor C Shares Six Months
Ended March 31, 2008                                   Shares        Amount
--------------------------------------------------------------------------------
Shares sold .....................................     2,697,062   $  31,119,418
Shares issued to shareholders in reinvestment of
   dividends and distributions ..................       387,068       4,497,683
                                                    ----------------------------
Total issued ....................................     3,084,130      35,617,101
Shares redeemed .................................      (450,420)     (5,695,527)
                                                    ----------------------------
Net increase ....................................     2,633,710   $  29,921,574
                                                    ============================

--------------------------------------------------------------------------------
Investor C Shares Year Ended
September 30, 2007                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold .....................................       504,395   $   8,083,175
Shares issued to shareholders in reinvestment of
   dividends and distributions ..................        60,728         981,357
                                                    ----------------------------
Total issued ....................................       565,123       9,064,532
Shares redeemed .................................      (717,194)    (11,576,636)
                                                    ----------------------------
Net decrease ....................................      (152,071)  $  (2,512,104)
                                                    ============================

--------------------------------------------------------------------------------
Class R Shares Six Months
Ended March 31, 2008                                   Shares        Amount
--------------------------------------------------------------------------------
Shares sold .....................................       179,300   $   2,251,742
Shares issued to shareholders in reinvestment of
   dividends and distributions ..................       152,841       1,783,651
                                                    ----------------------------
Total issued ....................................       332,141       4,035,393
Shares redeemed .................................      (172,371)     (2,162,180)
                                                    ----------------------------
Net increase ....................................       159,770   $   1,873,213
                                                    ============================

--------------------------------------------------------------------------------
Class R Shares Year Ended
September 30, 2007                                     Shares         Amount
--------------------------------------------------------------------------------
Shares sold .....................................       408,902   $   6,625,640
Shares issued to shareholders in reinvestment of
   dividends and distributions ..................        21,019         340,088
                                                    ----------------------------
Total issued ....................................       429,921       6,965,728
Shares redeemed .................................      (219,414)     (3,557,377)
                                                    ----------------------------
Net increase ....................................       210,507   $   3,408,351
                                                    ============================

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008        17

--------------------------------------------------------------------------------

Portfolio Information                        Global Financial Services Portfolio

--------------------------------------------------------------------------------
   March 31, 2008
--------------------------------------------------------------------------------

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
JPMorgan Chase & Co. ..............................................        5%
Bank of America Corp. .............................................        4
Banco Santander SA ................................................        4
American International Group, Inc. ................................        4
BNP Paribas SA ....................................................        3
Unicredit SpA .....................................................        3
The Bank of New York Mellon Corp. .................................        3
AXA SA ............................................................        3
HSBC Holdings Plc .................................................        3
Standard Chartered Plc ............................................        2
--------------------------------------------------------------------------------

Industries Represented in                                             Percent of
the Portfolio                                                        Net Assets*
--------------------------------------------------------------------------------
Commercial Banks ..................................................        36%
Insurance .........................................................        24
Diversified Financial Services ....................................        13
Capital Markets ...................................................        12
Real Estate Management & Development ..............................         2
Consumer Finance ..................................................         2
IT Services .......................................................         2
Real Estate Investment Trusts (REITs) .............................         1
Thrifts & Mortgage Finance ........................................         1
--------------------------------------------------------------------------------

*     Total may not equal 100%.

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Geographic Allocation                                                 Percent of
by Country                                                 Long-Term Investments
--------------------------------------------------------------------------------
United States ..........................................                   39%
United Kingdom .........................................                    7
France .................................................                    6
Japan ..................................................                    5
Spain ..................................................                    5
South Korea ............................................                    4
Germany ................................................                    4
Italy ..................................................                    3
Indonesia ..............................................                    3
India ..................................................                    3
Hong Kong ..............................................                    3
Cayman Islands .........................................                    2
Switzerland ............................................                    2
Netherlands ............................................                    2
Malaysia ...............................................                    2
China ..................................................                    1
Thailand ...............................................                    1
Singapore ..............................................                    1
Belgium ................................................                    1
Denmark ................................................                    1
Bermuda ................................................                    1
Taiwan .................................................                    1
Ireland ................................................                    1
Egypt ..................................................                    1
Turkey .................................................                    1

--------------------------------------------------------------------------------
18     BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------
Schedule of Investments March 31, 2008 (Unaudited)

                                             Global Financial Services Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                            Shares       Value
--------------------------------------------------------------------------------
Belgium -- 1.1%
Commercial Banks -- 1.1%
KBC Bancassurance Holding                                10,600   $   1,374,598
--------------------------------------------------------------------------------
Total Common Stocks in Belgium                                        1,374,598
================================================================================
Bermuda -- 1.1%
Insurance -- 1.1%
RenaissanceRe Holdings Ltd.                              25,800       1,339,278
--------------------------------------------------------------------------------
Total Common Stocks in Bermuda                                        1,339,278
================================================================================
Cayman Islands -- 2.3%
Insurance -- 2.3%
ACE Ltd.                                                 52,600       2,896,156
--------------------------------------------------------------------------------
Total Common Stocks in the Cayman Islands                             2,896,156
================================================================================
China -- 1.5%
Commercial Banks -- 0.8%
China Merchants Bank Co. Ltd.                           297,100       1,028,807
--------------------------------------------------------------------------------
Real Estate Management & Development -- 0.7%
Guangzhou R&F Properties Co. Ltd.                       332,700         882,766
--------------------------------------------------------------------------------
Total Common Stocks in China                                          1,911,573
================================================================================
Denmark -- 1.1%
Commercial Banks -- 1.1%
Danske Bank A/S                                          36,900       1,361,270
--------------------------------------------------------------------------------
Total Common Stocks in Denmark                                        1,361,270
================================================================================
Egypt -- 0.6%
Commercial Banks -- 0.6%
Commercial International Bank                            46,100         777,436
--------------------------------------------------------------------------------
Total Common Stocks in Egypt                                            777,436
================================================================================
France -- 5.9%
Commercial Banks -- 3.1%
BNP Paribas SA                                           38,400       3,873,283
--------------------------------------------------------------------------------
Insurance -- 2.8%
AXA SA                                                   96,600       3,506,156
--------------------------------------------------------------------------------
Total Common Stocks in France                                         7,379,439
================================================================================
Germany -- 3.4%
Insurance -- 3.4%
Allianz AG Registered Shares                             14,000       2,773,433
Hannover Rueckversicherungs AG Registered Shares         28,800       1,501,359
--------------------------------------------------------------------------------
Total Common Stocks in Germany                                        4,274,792
================================================================================
Hong Kong -- 2.4%
Commercial Banks -- 0.9%
Industrial & Commercial Bank of China                 1,745,400       1,215,533
--------------------------------------------------------------------------------
Insurance -- 0.5%
Ping An Insurance Group Co. of China Ltd.                84,300         597,373
--------------------------------------------------------------------------------
Real Estate Management & Development -- 1.0%
China Resources Land Ltd.                               728,000       1,262,809
--------------------------------------------------------------------------------
Total Common Stocks in Hong Kong                                      3,075,715
================================================================================

Common Stocks                                         Shares          Value
--------------------------------------------------------------------------------
India -- 2.5%
Commercial Banks -- 1.7%
HDFC Bank Ltd.                                           34,800   $   1,154,723
ICICI Bank Ltd.                                          48,900         937,778
                                                                  --------------
                                                                      2,092,501
--------------------------------------------------------------------------------
Diversified Financial Services -- 0.8%
Infrastructure Development Finance Co.Ltd.              263,700         992,490
--------------------------------------------------------------------------------
Total Common Stocks in India                                          3,084,991
================================================================================
Indonesia -- 2.5%
Commercial Banks -- 2.5%
Bank Central Asia Tbk PT                              3,306,600       1,167,458
Bank Danamon Indonesia Tbk PT                         1,339,400       1,004,004
Bank Mandiri Persero Tbk PT                           2,932,300       1,003,449
--------------------------------------------------------------------------------
Total Common Stocks in Indonesia                                      3,174,911
================================================================================
Ireland -- 0.7%
Commercial Banks -- 0.7%
Allied Irish Banks Plc                                   39,300         837,609
--------------------------------------------------------------------------------
Total Common Stocks in Ireland                                          837,609
================================================================================
Italy -- 3.0%
Commercial Banks -- 3.0%
Unicredit SpA                                           573,900       3,838,926
--------------------------------------------------------------------------------
Total Common Stocks in Italy                                          3,838,926
================================================================================
Japan -- 4.4%
Capital Markets -- 0.7%
Nomura Holdings, Inc.                                    60,500         904,344
--------------------------------------------------------------------------------
Commercial Banks -- 2.7%
Mitsubishi UFJ Financial Group, Inc.                    149,600       1,290,690
Sumitomo Mitsui Financial Group, Inc.                       320       2,105,939
                                                                  --------------
                                                                      3,396,629
--------------------------------------------------------------------------------
Insurance -- 0.6%
Millea Holdings, Inc.                                    19,400         716,212
--------------------------------------------------------------------------------
Real Estate Management & Development -- 0.4%
Sumitomo Real Estate Sales                               16,000         542,536
--------------------------------------------------------------------------------
Total Common Stocks in Japan                                          5,559,721
================================================================================
Malaysia -- 1.6%
Commercial Banks -- 1.0%
Public Bank BHD                                         387,800       1,273,066
--------------------------------------------------------------------------------
Diversified Financial Services -- 0.6%
AMMB Holdings BHD                                       714,050         767,964
================================================================================
Total Common Stocks in Malaysia                                       2,041,030
================================================================================
Netherlands -- 1.8%
Diversified Financial Services -- 1.8%
ING Groep NV CVA                                         60,200       2,254,376
--------------------------------------------------------------------------------
Total Common Stocks in the Netherlands                                2,254,376
================================================================================

See Notes to Financial Statements.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008        19

--------------------------------------------------------------------------------

                                             Global Financial Services Portfolio
                                     (Percentages shown are based on Net Assets)

Common Stocks                                          Shares         Value
--------------------------------------------------------------------------------
Singapore -- 1.2%
Commercial Banks -- 1.2%
DBS Group Holdings Ltd.                                  37,000   $     483,853
United Overseas Bank Ltd.                                71,600         995,622
--------------------------------------------------------------------------------
Total Common Stocks in Singapore                                      1,479,475
================================================================================
South Korea -- 3.9%
Commercial Banks -- 2.0%
Daegu Bank                                               63,300         850,093
Kookmin Bank                                             12,900         721,624
Shinhan Financial Group Co. Ltd.                         17,900         945,292
                                                                  --------------
                                                                      2,517,009
--------------------------------------------------------------------------------
Insurance -- 1.9%
Dongbu Insurance Co., Ltd.                               18,600         713,687
Korean Reinsurance Co.                                   52,245         532,820
Meritz Fire & Marine Insurance Co. Ltd.                  76,877         699,411
Samsung Fire & Marine Insurance Co.Ltd.                   2,000         412,985
                                                                  --------------
                                                                      2,358,903
--------------------------------------------------------------------------------
Total Common Stocks in South Korea                                    4,875,912
================================================================================
Spain -- 4.2%
Commercial Banks -- 4.2%
Banco Santander SA                                      262,800       5,236,002
--------------------------------------------------------------------------------
Total Common Stocks in Spain                                          5,236,002
================================================================================
Switzerland -- 1.9%
Capital Markets -- 1.9%
Julius Baer Holding AG Class B                           32,400       2,388,158
--------------------------------------------------------------------------------
Total Common Stocks in Switzerland                                    2,388,158
================================================================================
Taiwan -- 1.0%
Commercial Banks -- 0.5%
SinoPac Financial Holdings Co., Ltd.                  1,444,000         684,462
--------------------------------------------------------------------------------
Insurance -- 0.5%
Cathay Financial Holding Co., Ltd.                      237,000         604,602
--------------------------------------------------------------------------------
Total Common Stocks in Taiwan                                         1,289,064
================================================================================
Thailand -- 1.5%
Commercial Banks -- 1.5%
Bangkok Bank PCL Foreign Shares                         272,400       1,202,592
Siam Commercial Bank PCL                                234,200         673,181
--------------------------------------------------------------------------------
Total Common Stocks in Thailand                                       1,875,773
================================================================================
Turkey -- 0.5%
Commercial Banks -- 0.5%
Akbank T.A.S.                                           148,883         624,856
--------------------------------------------------------------------------------
Total Common Stocks in Turkey                                           624,856
================================================================================
United Kingdom -- 6.0%
Commercial Banks -- 6.0%
HSBC Holdings Plc                                       189,300       3,118,245
Lloyds TSB Group Plc                                    162,900       1,458,072
Standard Chartered Plc                                   89,000       3,041,618
--------------------------------------------------------------------------------
Total Common Stocks in the United Kingdom                             7,617,935
================================================================================

Common Stocks                                          Shares        Value
--------------------------------------------------------------------------------
United States -- 35.9%
Capital Markets -- 9.0%
Affiliated Managers Group, Inc. (a)                      19,100  $    1,733,134
The Bank of New York Mellon Corp.                        86,700       3,617,991
Franklin Resources, Inc.                                 16,500       1,600,335
The Goldman Sachs Group, Inc.                            17,200       2,844,708
Lehman Brothers Holdings, Inc.                           38,000       1,430,320
                                                                 ---------------
                                                                     11,226,488
--------------------------------------------------------------------------------
Commercial Banks -- 1.1%
Wachovia Corp.                                           51,556       1,392,012
--------------------------------------------------------------------------------
Consumer Finance -- 1.6%
American Express Co.                                     46,265       2,022,706
--------------------------------------------------------------------------------
Diversified Financial Services -- 9.4%
Bank of America Corp.                                   140,568       5,328,933
Citigroup, Inc.                                          28,519         610,877
JPMorgan Chase & Co.                                    137,675       5,913,141
                                                                 ---------------
                                                                     11,852,951
--------------------------------------------------------------------------------
IT Services -- 1.5%
Visa, Inc. Class A (a)                                   31,200       1,945,632
--------------------------------------------------------------------------------
Insurance -- 10.6%
American International Group, Inc.                      114,732       4,962,159
Hartford Financial Services Group, Inc.                  25,411       1,925,391
MetLife, Inc.                                            33,000       1,988,580
Prudential Financial, Inc.                               26,324       2,059,853
The Travelers Cos., Inc.                                 50,300       2,406,855
                                                                 ---------------
                                                                     13,342,838
--------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -- 1.4%
ProLogis                                                 29,000       1,706,940
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance -- 1.3%
Fannie Mae                                               62,000       1,631,840
--------------------------------------------------------------------------------
Total Common Stocks in the United States                             45,121,407
================================================================================
Total Common Stocks (Cost -- $118,249,363) -- 92.0%                 115,690,403
================================================================================

--------------------------------------------------------------------------------
                                                          Par
Short-Term Securities                                    (000)
--------------------------------------------------------------------------------
United States -- 0.0%
Time Deposits -- 0.0%
Brown Brothers Harriman & Co., 1.70% due 4/01/08             --(b)           85
================================================================================

                                                     Beneficial
                                                       Interest
                                                           (000)
--------------------------------------------------------------------------------
BlackRock Liquidity Series, LLC
   Cash Sweep Series, 2.92% (c)(d)                  $    10,374      10,373,857
--------------------------------------------------------------------------------
Total Short-Term Securities (Cost -- $10,373,942)
   -- 8.2%                                                           10,373,942
================================================================================
Total Investments (Cost -- $128,623,305*) -- 100.2%                 126,064,345
Liabilities in Excess of Other Assets -- (0.2%)                        (304,817)
                                                                  --------------
Net Assets -- 100.0%                                              $ 125,759,528
                                                                  ==============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
20     BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

Schedule of Investments (concluded)          Global Financial Services Portfolio

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................   $ 128,978,681
                                                                  ==============
      Gross unrealized appreciation ...........................   $   9,505,537
      Gross unrealized depreciation ...........................     (12,419,873)
                                                                  --------------
      Net unrealized depreciation .............................   $  (2,914,336)
                                                                  ==============

(a)   Non-income producing security.

(b)   Par is less than $1,000.

(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                             Net
                                                           Activity    Interest
      Affiliate                                             (000)       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                                  $ 5,806   $ 165,282

      BlackRock Liquidity Series, LLC
         Money Market Series                                $(1,275)  $   3,561
      --------------------------------------------------------------------------

(d)   Represents the current yield as of report date.

o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008        21

--------------------------------------------------------------------------------

Statement of Assets and Liabilities          Global Financial Services Portfolio

March 31, 2008 (Unaudited)

--------------------------------------------------------------------------------------------
   Assets
--------------------------------------------------------------------------------------------
Investments at value -- unaffiliated (cost -- $118,249,448) ...............   $ 115,690,488
Investments at value -- affiliated (cost -- $10,373,857) ..................      10,373,857
Foreign currency at value (cost -- $6,893) ................................           7,062
Receivable for contributions ..............................................         815,709
Dividends receivable ......................................................         540,100
Receivable for securities lending .........................................             340
Prepaid expenses and other assets .........................................          12,847
                                                                              --------------
Total assets ..............................................................     127,440,403
                                                                              --------------

============================================================================================
   Liabilities
--------------------------------------------------------------------------------------------
Investments purchased payable .............................................       1,254,397
Receivable for withdrawals ................................................         327,953
Investment advisory fees payable ..........................................          40,373
Trustees fees payable .....................................................           6,954
Other affiliates payable ..................................................             889
Other accrued expenses payable ............................................          50,309
                                                                              --------------
Total liabilities .........................................................       1,680,875
                                                                              --------------

============================================================================================
   Net Assets
--------------------------------------------------------------------------------------------
Net Assets ................................................................   $ 125,759,528
                                                                              ==============

============================================================================================
   Net Assets Consist of
--------------------------------------------------------------------------------------------
Investor's capital ........................................................   $ 128,307,719
Net unrealized depreciation ...............................................      (2,548,191)
                                                                              --------------
Net Assets ................................................................   $ 125,759,528
                                                                              ==============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
22     BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

Statement of Operations                      Global Financial Services Portfolio

Six Months Ended March 31, 2008 (Unaudited)

--------------------------------------------------------------------------------------------
   Investment Income
--------------------------------------------------------------------------------------------
Dividends (net of $42,728 foreign withholding tax) .........................   $  1,229,271
Interest from affiliates ...................................................        165,282
Securities lending .........................................................          3,561
                                                                               -------------
Total income ...............................................................      1,398,114
                                                                               -------------

============================================================================================
   Expenses
--------------------------------------------------------------------------------------------
Investment advisory ........................................................        210,330
Accounting services ........................................................         51,499
Custodian ..................................................................         47,158
Professional fees ..........................................................         19,245
Trustees ...................................................................          8,593
Printing ...................................................................          3,299
Miscellaneous ..............................................................          7,489
                                                                               -------------
Total expenses .............................................................        347,613
                                                                               -------------
Net investment income ......................................................      1,050,501
                                                                               -------------

============================================================================================
   Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------------------
Net realized loss from:
   Investments .............................................................     (3,945,256)
   Foreign currency ........................................................        (14,273)
                                                                               -------------
                                                                                 (3,959,529)
                                                                               -------------
Net change in unrealized appreciation/depreciation on:
   Investments (including $27,994 from deferred capital gain tax credit) ...    (16,412,241)
   Foreign currency ........................................................          2,969
                                                                               -------------
                                                                                (16,409,272)
                                                                               -------------
Total net realized and unrealized loss .....................................    (20,368,801)
                                                                               -------------
Net Decrease in Net Assets Resulting from Operations .......................   $(19,318,300)
                                                                               =============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008        23

--------------------------------------------------------------------------------
Statements of Changes in Net Assets          Global Financial Services Portfolio

                                                                                                   Six Months
                                                                                                     Ended
                                                                                                    March 31,      Year Ended
                                                                                                      2008        September 30,
Increase (Decrease) in Net Assets:                                                                 (Unaudited)        2007
--------------------------------------------------------------------------------------------------------------------------------
   Operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income ........................................................................   $    1,050,501   $   1,803,324
Net realized gain (loss) .....................................................................       (3,959,529)     22,294,403
Net change in unrealized appreciation/depreciation ...........................................      (16,409,272)    (12,906,995)
                                                                                                 -------------------------------
Net increase (decrease) in net assets resulting from operations ..............................      (19,318,300)     11,190,732
                                                                                                 -------------------------------

================================================================================================================================
   Capital Transactions
--------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ..................................................................      100,168,559      35,173,878
Fair value of withdrawals ....................................................................      (50,296,468)    (47,759,892)
                                                                                                 -------------------------------
Net increase (decrease) in net assets derived from capital transactions ......................       49,872,091     (12,586,014)
                                                                                                 -------------------------------

================================================================================================================================
   Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets ......................................................       30,553,791      (1,395,282)
Beginning of period ..........................................................................       95,205,737      96,601,019
                                                                                                 -------------------------------
End of period ................................................................................   $  125,759,528   $  95,205,737
                                                                                                 ===============================

--------------------------------------------------------------------------------

Financial Highlights                         Global Financial Services Portfolio

                                                         Six Months
                                                            Ended
                                                          March 31,                     Year Ended September 30,
                                                            2008          ------------------------------------------------------
                                                         (Unaudited)       2007        2006        2005       2004       2003
--------------------------------------------------------------------------------------------------------------------------------
   Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
Total investment return ..............................      (17.42%)(1)      11.91%     16.07%      28.02%     25.86%     40.92%
                                                         =======================================================================

================================================================================================================================
   Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Total expenses .......................................        0.66%(2)        0.71%      0.66%       0.70%      0.78%      0.76%
                                                         =======================================================================
Net investment income ................................        1.99%(2)        1.89%      3.62%       3.05%      2.23%      1.64%
                                                         =======================================================================

================================================================================================================================
   Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000) ......................   $ 125,760        $ 95,206   $ 96,601   $ 107,953   $ 70,762   $ 70,172
                                                         =======================================================================
Portfolio turnover ...................................          11%             55%        79%         80%       115%       206%
                                                         =======================================================================

(1)   Aggregate total investment return.

(2)   Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
24     BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)    Global Financial Services Portfolio

1. Significant Accounting Policies:

Global Financial Services Portfolio (the "Portfolio") is part of Global Financial Services Master LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Directors to issue non-transferable interests in the Master LLC, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Portfolio:

Valuation of Investments: Equity investments traded on a national securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. Equity investments traded on a national exchange for which there were no sales on that day and equity investments traded on over-the-counter ("OTC") markets for which market quotations are readily available are valued at the last available bid price. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. OTC options quotations are provided by dealers or pricing services selected under the supervision of the Board of Directors (the "Board"). Considerations utilized by dealers or pricing services in valuing OTC options include, but are not limited to, volatility factors of the underlying security, price movement of the underlying security in relation to the strike price and the time left until expiration of the option.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of, or in accordance with, a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio's net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Portfolio may engage in various portfolio investment strategies to increase the return of the Portfolio and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

o Forward foreign exchange contracts -- The Portfolio may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Forward currency contracts, when used by the Portfolio, help to manage the overall exposure to the foreign currency backing some of the investments held by the Portfolio. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Options -- The Portfolio may purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether the Portfolio has realized a gain or a loss on investment transactions.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008        25

--------------------------------------------------------------------------------

Notes to Financial Statements (continued)    Global Financial Services Portfolio

      A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolio reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Portfolio amortizes all premiums and discounts on debt securities.

Securities Lending: The Portfolio may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio on the next business day. Where the Portfolio receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Portfolio typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Portfolio receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Portfolio may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Portfolio could experience delays and costs in gaining access to the collateral. The Portfolio also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

Income Taxes: It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Effective March 31, 2008, the Portfolio implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Portfolio and has determined that the adoption of FIN 48 did not have a material impact on the Portfolio's financial statements. The Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Portfolio's U.S. federal tax returns remains open for the years ended September 30, 2004 through September 30, 2006. The statutes of limitations on the Portfolio's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159,"The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by

--------------------------------------------------------------------------------
26     BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

Notes to Financial Statements (concluded)    Global Financial Services Portfolio

requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The investment advisor is currently evaluating the implications of FAS 161 and the impact on the Portfolio's financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. to provide investment advisory and administration services. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Advisor a monthly fee at an annual rate of 0.40% of the average daily value of the Portfolio's net assets.

In addition, the Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Portfolio to the Advisor. For the six months ended March 31, 2008, the Portfolio reimbursed the Advisor $1,040 for certain accounting services, which are included in accounting services expenses in the Statement of Operations.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. Pursuant to that order, the Portfolio has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Portfolio, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Advisor or in registered money market funds advised by the Advisor or its affiliates. For the six months ended March 31, 2008, BIM received $861 in securities lending agent fees.

In addition, MLPF&S received $11,361 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended March 31, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended March 31, 2008 were $54,797,408 and $10,672,313, respectively.

4. Short-Term Borrowings:

The Portfolio, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Portfolio pays a commitment fee of 0.06% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement, which is included in miscellaneous expenses in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Portfolio did not borrow under the credit agreement during the six months ended March 31, 2008.

5. Commitments:

At March 31, 2008, the Portfolio had entered into foreign exchange contracts under which it had purchased various foreign currencies with approximate values of $1,251,000.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008        27

--------------------------------------------------------------------------------

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109

Transfer Agent
PFPC Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

--------------------------------------------------------------------------------
28     BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

Additional Information

--------------------------------------------------------------------------------
   BlackRock Privacy Principles
--------------------------------------------------------------------------------

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

--------------------------------------------------------------------------------
   Availability of Additional Information
--------------------------------------------------------------------------------

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery

2)    Click on the applicable link and follow the steps to sign up

3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008        29

--------------------------------------------------------------------------------

Additional Information (concluded)

--------------------------------------------------------------------------------
   Availability of Additional Information (concluded)
--------------------------------------------------------------------------------

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available

(1)   without charge, upon request, by calling toll-free (800) 441-7762;

(2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund's portfolios during the most recent 12-month period ended June 30 is available upon request and without charge

(1)   at www.blackrock.com or by calling (800) 441-7762 and

(2)   on the SEC's website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

--------------------------------------------------------------------------------
   Shareholder Privileges
--------------------------------------------------------------------------------

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

--------------------------------------------------------------------------------
30     BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008

--------------------------------------------------------------------------------

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

--------------------------------------------------------------------------------
   Equity Funds
--------------------------------------------------------------------------------

BlackRock All-Cap Global Resources Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology
    Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

--------------------------------------------------------------------------------
   Fixed Income Funds
--------------------------------------------------------------------------------

BlackRock Commodity Strategies Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio
BlackRock Income Builder Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government
      Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Fund Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

--------------------------------------------------------------------------------
   Municipal Bond Funds
--------------------------------------------------------------------------------

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

--------------------------------------------------------------------------------
   Target Risk & Target Date Funds
--------------------------------------------------------------------------------

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.

+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

--------------------------------------------------------------------------------
       BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.   MARCH 31, 2008        31

GO
[LOGO]
   PAPERLESS...
      It's Fast, Convenient, & Timely!
      To sign up today, go to www.blackrock.com/edelivery.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock Global Financial Services Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                [BLACKROCK LOGO]
                                                                   # MLGFSF-3/08

Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3  -  Audit  Committee   Financial  Expert  -  Not  Applicable  to  this
           semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Investments
           (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
           (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 - Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

           By: /s/ Donald C. Burke
               -------------------------------
               Donald C. Burke
               Chief Executive Officer of
               BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

           Date: May 22, 2008

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By: /s/ Donald C. Burke
               -------------------------------
               Donald C. Burke
               Chief Executive Officer (principal executive officer) of BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

           Date: May 22, 2008

           By: /s/ Neal J. Andrews
               -------------------------------
               Neal J. Andrews
               Chief Financial Officer (principal financial officer) of BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master LLC

           Date: May 22, 2008